Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Breakdown of Total Revenues by Geographic Market

The breakdown of total revenues by geographic market for the fiscal years ended September 30, 2024 and 2023 is presented as follows.

	For the Years Ended September 30,
	2025		2024
	Amount	%	Amount	%
Mainland China	$39,309,328	62%	$39,897,231	80%
Asia other than mainland China	14,790,511	23%	4,486,691	9%
Others	9,211,357	15%	5,480,125	11%
Total	$63,311,196	100%	$49,864,047	100%

Schedule of Segment’s Revenue and Income

For the Year Ended September 30, 2025

	Solar PV products	High performance computing products	Others	Consolidated
Current assets	$25,388,943	$5,938,612	138,515	$31,466,070
Non-current assets	9,458,339	—	—	9,458,339
Revenues	61,646,464	1,278,785	385,947	63,311,196
Segment gross profit	6,149,690	115,859	34,892	6,300,441
Segment gross margin	9.98%	9.06%	9.04%	9.95%

For the Year Ended September 30, 2024

	Solar PV products	High performance computing products	Consolidated
Current assets	$18,494,905	$6,935,052	$25,429,957
Non-current assets	6,521,966	—	6,521,966
Revenues	46,486,751	3,377,296	49,864,047
Segment gross profit	6,151,656	382,483	6,534,139
Segment gross margin	13.23%	11.33%	13.10%